Right-of-Use Assets, Net - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
At cost:
Operating Lease Right Of Use Assets Cost	$ 155	$ 85
Less: Accumulated amortization
Operating Lease Right Of Use Assets Accumulated Amortization	93	36
Right-of-use assets, net	62	49
Offices [Member]
At cost:
Operating Lease Right Of Use Assets Cost	155	85
Less: Accumulated amortization
Operating Lease Right Of Use Assets Accumulated Amortization	$ 93	$ 36